Revenue - Disaggregation of revenue (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Revenue
Revenues	¥ 75,912,651	$ 10,399,991	¥ 51,672,618	¥ 31,899,448
Recognized at point in time
Revenue
Revenues	75,768,910		51,483,334	31,824,262
Recognized at over time
Revenue
Revenues	¥ 143,741		¥ 189,284	¥ 75,186